                             [LOGO OF NATIONWIDE(R)]

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-1882-12/03

                             [LOGO OF NATIONWIDE(R)]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-4.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 30. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 24, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:
    American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
     253,993 shares (cost $1,506,998) ....................................................   $   1,668,731

    American Century VP - Ultra(R) Fund - Class III (ACVPUltra3)
     36,933 shares (cost $298,222) .......................................................         338,679

    American Century VP - Value Fund - Class III (ACVPVal3)
     233,593 shares (cost $1,647,804) ....................................................       1,819,693

    Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
     77,841 shares (cost $1,624,902) .....................................................       1,784,105

    Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
     41,439 shares (cost $1,171,073) .....................................................       1,269,706

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FidVIPConS2R)
     113,209 shares (cost $2,414,479) ....................................................       2,592,480

    Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3)
     363,380 shares (cost $4,433,397) ....................................................       4,411,435

    Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
     26,182 shares (cost $540,029) .......................................................         562,393

    Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2)
     156,579,228 shares (cost $156,579,228) ..............................................     156,579,228

    Gartmore GVIT Nationwide(R) Fund - Class III (GVITNWFund3)
     78,300 shares (cost $743,090) .......................................................         804,927

    Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3)
     75,794 shares (cost $914,351) .......................................................         977,745

    Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3)
     190,395 shares (cost $2,047,058) ....................................................       2,202,872

    Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
     53,100 shares (cost $1,059,932) .....................................................       1,154,404

    Rydex Variable Trust - Arktos Fund (RyArktos)
     257,040 shares (cost $6,293,166) ....................................................       6,192,084

    Rydex Variable Trust - Banking Fund (RyBank)
     411,832 shares (cost $12,971,274) ...................................................      13,384,537

    Rydex Variable Trust - Basic Materials Fund (RyBasicM)
     545,465 shares (cost $14,695,337) ...................................................      15,103,940

    Rydex Variable Trust - Biotechnology Fund (RyBioTech)
     439,935 shares (cost $8,298,494) ....................................................       8,402,756

    Rydex Variable Trust - Consumer Products Fund (RyConsProd)
     199,380 shares (cost $5,691,801) ....................................................   $   5,859,783

    Rydex Variable Trust - Electronics Fund (RyElec)
     795,293 shares (cost $13,329,887) ...................................................      13,424,553

    Rydex Variable Trust - Energy Fund (RyEnergy)
     665,403 shares (cost $14,213,876) ...................................................      14,938,305

    Rydex Variable Trust - Energy Services Fund (RyEnSvc)
     214,984 shares (cost $3,383,975) ....................................................       3,351,603

    Rydex Variable Trust - Financial Services Fund (RyFinSvc)
     284,082 shares (cost $7,004,072) ....................................................       7,386,142

    Rydex Variable Trust - Health Care Fund (RyHealthC)
     461,187 shares (cost $10,853,623) ...................................................      11,197,614

    Rydex Variable Trust - Internet Fund (RyNet)
     1,189,399 shares (cost $16,381,498) .................................................      17,460,372

    Rydex Variable Trust - Juno Fund (RyJuno)
     432,241 shares (cost $10,796,241) ...................................................      10,728,212

    Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
     596,864 shares (cost $14,633,720) ...................................................      13,650,290

    Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
     175,352 shares (cost $4,216,949) ....................................................       4,413,604

    Rydex Variable Trust - Leisure Fund (RyLeisure)
     499,616 shares (cost $9,763,770) ....................................................      10,392,010

    Rydex Variable Trust - Medius Fund (RyMedius)
     547,689 shares (cost $14,329,224) ...................................................      13,549,829

    Rydex Variable Trust - Mekros Fund (RyMekros)
     2,282,797 shares (cost $73,613,946) .................................................      67,913,209

    Rydex Variable Trust - Nova Fund (RyNova)
     3,416,891 shares (cost $23,484,020) .................................................      24,635,781

    Rydex Variable Trust - OTC Fund (RyOTC)
     737,621 shares (cost $9,291,575) ....................................................       9,707,093

    Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
     1,557,450 shares (cost $14,584,728) .................................................      15,558,929

    Rydex Variable Trust - Real Estate Fund (RyRealEst)
     68,581 shares (cost $2,162,343) .....................................................       2,074,566

    Rydex Variable Trust - Retailing Fund (RyRetail)
     258,856 shares (cost $6,677,340) ....................................................       6,727,674

    Rydex Variable Trust - Sector Rotation Fund (RySectRot)
     965,569 shares (cost $9,076,365) ....................................................       9,732,937

    Rydex Variable Trust - Technology Fund (RyTech)
     957,303 shares (cost $13,897,124) ...................................................      14,244,663

    Rydex Variable Trust - Telecommunications Fund (RyTele)
     486,781 shares (cost $8,564,520) ....................................................       8,869,153

    Rydex Variable Trust - Titan 500 Fund (RyTitan500)
     1,112,051 shares (cost $24,514,319) .................................................      24,009,176

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Rydex Variable Trust - Transportation Fund (RyTrans)
     160,634 shares (cost $4,084,333) ....................................................   $   4,171,667

    Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
     1,116,635 shares (cost $12,990,218) .................................................      13,031,128

    Rydex Variable Trust - Ursa Fund (RyUrsa)
     796,382 shares (cost $4,603,088) ....................................................       4,603,088

    Rydex Variable Trust - Utilities Fund (RyUtil)
     657,066 shares (cost $9,541,987) ....................................................       9,829,703

    Rydex Variable Trust - Velocity 100 Fund (RyVel100)
     568,396 shares (cost $12,677,855) ...................................................      12,351,235

    Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal)
     3,137 shares (cost $60,217) .........................................................          63,000

    Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro)
     6,444 shares (cost $135,397) ........................................................          71,525

    Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
     290,323 shares (cost $5,294,007) ....................................................       4,822,266

    Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
     298,333 shares (cost $298,333) ......................................................         298,333
                                                                                             -------------
      Total investments ..................................................................     578,317,158

  Accounts receivable ....................................................................         177,977
                                                                                             -------------
      Total assets .......................................................................     578,495,135

Accounts payable .........................................................................               -
                                                                                             -------------
Contract owners' equity (note 4) .........................................................   $ 578,495,135
                                                                                             =============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                       Total             ACVPIncGr3          ACVPUltra3            ACVPVal3
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $      7,978,293               2,354                   -               7,827
  Mortality and expense risk charges (note 2) .         (4,936,890)            (11,282)             (3,476)            (14,019)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............          3,041,403              (8,928)             (3,476)             (6,192)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......      2,790,448,827             866,339             331,007             961,056
  Cost of mutual fund shares sold .............     (2,768,791,781)           (786,798)           (312,092)           (876,397)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......         21,657,046              79,541              18,915              84,659
  Change in unrealized gain (loss)
   on investments .............................          2,846,878             166,213              50,711             168,178
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............         24,503,924             245,754              69,626             252,837
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................          9,460,557                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $     37,005,884             236,826              66,150             246,645
                                                  ================    ================    ================    ================

                                                    FidVIPEIS2R         FidVIPGrS2R         FidVIPConS2R         GVITGvtBd3
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             16,211                 445               2,342             281,346
  Mortality and expense risk charges (note 2) .            (11,190)             (8,030)            (12,405)           (121,988)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............              5,021              (7,585)            (10,063)            159,358
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......          1,558,619             409,884             906,174          14,991,599
  Cost of mutual fund shares sold .............         (1,566,753)           (358,679)           (845,210)        (15,339,038)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......             (8,134)             51,205              60,964            (347,439)
  Change in unrealized gain (loss)
   on investments .............................            162,035             104,222             184,027             (50,353)
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            153,901             155,427             244,991            (397,792)
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -              16,120
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................            158,922             147,842             234,928            (222,314)
                                                  ================    ================    ================    ================

                                                    GVITSMdCpGr3         GVITMyMkt2         GVITNWFund3         GVITSmCapGr3
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $              -             242,701               5,026                   -
  Mortality and expense risk charges (note 2) .             (4,885)         (2,105,439)            (16,227)             (4,856)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............             (4,885)         (1,862,738)            (11,201)             (4,856)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......            738,915         616,543,727           1,984,524             674,221
  Cost of mutual fund shares sold .............           (686,458)       (616,543,727)         (1,816,735)           (645,073)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......             52,457                   -             167,789              29,148
  Change in unrealized gain (loss)
   on investments .............................             25,381                   -              65,405              63,432
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............             77,838                   -             233,194              92,580
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $         72,953          (1,862,738)            221,993              87,724
                                                  ================    ================    ================    ================

                                                   GVITSmCapVal3        GVITSmComp3           RyArktos             RyBank
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  4                   -             131,493              37,553
  Mortality and expense risk charges (note 2) .             (7,283)             (6,427)           (134,795)            (67,629)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............             (7,279)             (6,427)             (3,302)            (30,076)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......            569,202             227,067         277,102,953          33,113,889
  Cost of mutual fund shares sold .............           (448,522)           (173,212)       (283,083,835)        (32,179,337)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......            120,680              53,855          (5,980,882)            934,552
  Change in unrealized gain (loss)
   on investments .............................            155,239              96,374            (215,628)            419,625
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            275,919             150,229          (6,196,510)          1,354,177
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................            268,640             143,802          (6,199,812)          1,324,101
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                      RyBasicM           RyBioTech           RyConsProd            RyElec
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $          1,561                   -               2,811                   -
  Mortality and expense risk charges (note 2) .            (42,625)            (70,490)            (36,987)            (57,085)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (41,064)            (70,490)            (34,176)            (57,085)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......         23,272,654          56,032,482          16,174,994          38,989,534
  Cost of mutual fund shares sold .............        (22,200,354)        (55,515,823)        (15,779,532)        (38,816,243)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......          1,072,300             516,659             395,462             173,291
  Change in unrealized gain (loss)
   on investments .............................            410,040             125,224             184,925             101,657
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          1,482,340             641,883             580,387             274,948
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -              30,089                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $      1,441,276             571,393             576,300             217,863
                                                  ================    ================    ================    ================

                                                      RyEnergy             RyEnSvc            RyFinSvc           RyHealthC
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  -                   -               4,341                   -
  Mortality and expense risk charges (note 2) .            (39,606)            (17,606)            (41,893)            (64,946)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (39,606)            (17,606)            (37,552)            (64,946)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......         30,611,410          57,992,674          16,346,537          30,103,062
  Cost of mutual fund shares sold .............        (30,577,046)        (58,243,026)        (15,984,142)        (29,807,507)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......             34,364            (250,352)            362,395             295,555
  Change in unrealized gain (loss)
   on investments .............................            738,722               4,279             391,232             361,382
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            773,086            (246,073)            753,627             656,937
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................            733,480            (263,679)            716,075             591,991
                                                  ================    ================    ================    ================

                                                       RyNet               RyJuno           RyLgCapEuro         RyLgCapJapan
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $              -                   -           1,972,779                   -
  Mortality and expense risk charges (note 2) .            (83,580)            (80,780)            (42,278)            (53,245)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (83,580)            (80,780)          1,930,501             (53,245)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......         28,525,025          62,667,041          39,612,832          75,016,187
  Cost of mutual fund shares sold .............        (27,598,256)        (62,232,163)        (38,865,419)        (74,318,039)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......            926,769             434,878             747,413             698,148
  Change in unrealized gain (loss)
   on investments .............................          1,092,743             (68,029)           (985,810)            132,694
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          2,019,512             366,849            (238,397)            830,842
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $      1,935,932             286,069           1,692,104             777,597
                                                  ================    ================    ================    ================

                                                     RyLeisure            RyMedius            RyMekros             RyNova
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  -                   -           3,657,120                   -
  Mortality and expense risk charges (note 2) .            (45,966)            (81,057)           (262,012)           (125,742)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (45,966)            (81,057)          3,395,108            (125,742)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......          8,429,087          67,628,553         189,862,945          99,758,466
  Cost of mutual fund shares sold .............         (8,184,711)        (66,268,154)       (181,122,523)        (98,890,211)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......            244,376           1,360,399           8,740,422             868,255
  Change in unrealized gain (loss)
   on investments .............................            650,851            (760,356)         (5,551,779)          1,230,005
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            895,227             600,043           3,188,643           2,098,260
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -           1,168,741           3,855,669                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................            849,261           1,687,727          10,439,420           1,972,518
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                       RyOTC             RyPrecMet           RyRealEst            RyRetail
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $              -                   -              57,469                   -
  Mortality and expense risk charges (note 2) .           (154,923)           (101,224)            (20,079)            (61,774)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............           (154,923)           (101,224)             37,390             (61,774)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......        215,982,926          97,647,106          19,977,213          22,808,077
  Cost of mutual fund shares sold .............       (211,970,769)        (96,249,110)        (19,603,230)        (22,234,920)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......          4,012,157           1,397,996             373,983             573,157
  Change in unrealized gain (loss)
   on investments .............................            433,287             881,890             (81,531)             57,852
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          4,445,444           2,279,886             292,452             631,009
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -              95,748              34,941
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $      4,290,521           2,178,662             425,590             604,176
                                                  ================    ================    ================    ================

                                                     RySectRot             RyTech              RyTele            RyTitan500
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  -                   -                   -                   -
  Mortality and expense risk charges (note 2) .            (85,137)            (84,241)            (58,711)           (142,676)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (85,137)            (84,241)            (58,711)           (142,676)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......          8,024,358          13,329,063          16,750,566          84,502,510
  Cost of mutual fund shares sold .............         (7,227,650)        (12,359,823)        (16,216,278)        (80,960,889)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......            796,708             969,240             534,288           3,541,621
  Change in unrealized gain (loss)
   on investments .............................            773,017             447,056             361,154            (502,523)
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          1,569,725           1,416,296             895,442           3,039,098
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -             559,717                  56           3,018,650
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................          1,484,588           1,891,772             836,787           5,915,072
                                                  ================    ================    ================    ================

                                                      RyTrans            RyUSGvtBd             RyUrsa              RyUtil
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $              -             364,693                   -             145,338
  Mortality and expense risk charges (note 2) .            (18,088)           (163,211)           (174,433)            (46,235)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (18,088)            201,482            (174,433)             99,103
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......          7,795,525          72,429,636         207,558,716          43,454,005
  Cost of mutual fund shares sold .............         (7,721,364)        (72,761,365)       (211,881,318)        (42,830,272)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......             74,161            (331,729)         (4,322,602)            623,733
  Change in unrealized gain (loss)
   on investments .............................             91,833            (179,693)           (106,285)            257,823
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            165,994            (511,422)         (4,428,887)            881,556
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -             680,826                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $        147,906             370,886          (4,603,320)            980,659
                                                  ================    ================    ================    ================

                                                      RyVel100          SBGSFundVal         SBTSIntlGro          SBTSLgCap
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................            967,439                 327                 658              74,428
  Mortality and expense risk charges (note 2) .            (86,422)               (786)               (802)            (58,310)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            881,017                (459)               (144)             16,118
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......        187,456,520              48,201               1,767             653,431
  Cost of mutual fund shares sold .............       (185,779,370)            (63,945)             (2,866)           (837,049)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......          1,677,150             (15,744)             (1,099)           (183,618)
  Change in unrealized gain (loss)
   on investments .............................           (296,496)             29,866              16,009           1,210,978
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          1,380,654              14,122              14,910           1,027,360
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................          2,261,671              13,663              14,766           1,043,478
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                      SBTSMMkt
                                                  ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $          2,027
  Mortality and expense risk charges (note 2) .             (4,009)
                                                  ----------------
    Net investment income (loss) ..............             (1,982)
                                                  ----------------

  Proceeds from mutual fund shares sold .......             26,548
  Cost of mutual fund shares sold .............            (26,548)
                                                  ----------------
    Realized gain (loss) on investments .......                  -
  Change in unrealized gain (loss)
   on investments .............................                  -
                                                  ----------------
    Net gain (loss) on investments ............                  -
                                                  ----------------
  Reinvested capital gains ....................                  -
                                                  ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $         (1,982)
                                                  ================

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 Total                                 ACVPIncGr3
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $      3,041,403            (213,514)             (8,928)             (1,262)
  Realized gain (loss) on investments .........         21,657,046         (15,991,990)             79,541              (2,352)
  Change in unrealized gain (loss)
   on investments .............................          2,846,878          (1,819,908)            166,213              (4,481)
  Reinvested capital gains ....................          9,460,557             400,547                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................         37,005,884         (17,624,865)            236,826              (8,095)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................        380,210,245         199,127,463           1,128,357             141,758
  Transfers between funds .....................                  -                   -             (25,189)            243,292
  Redemptions (note 3) ........................        (36,844,759)        (16,262,507)            (47,381)               (634)
  Annuity benefits ............................            (16,173)            (19,565)                  -                   -
  Annual contract maintenance charges
   (note 2) ...................................             (3,807)             (4,228)                  -                   -
  Contingent deferred sales charges
   (note 2) ...................................           (725,177)           (107,757)                (34)                  -
  Adjustments to maintain reserves ............             20,223             (62,701)                (57)                (22)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................        342,640,552         182,670,705           1,055,696             384,394
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........        379,646,436         165,045,840           1,292,522             376,299
Contract owners' equity beginning of period ...        198,848,699          33,802,859             376,299                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $    578,495,135         198,848,699           1,668,821             376,299
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................         20,915,213           2,890,079              45,760                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................        555,705,491          21,599,479             249,239              45,835
  Units redeemed ..............................       (522,384,398)         (3,574,345)           (135,542)                (75)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         54,236,306          20,915,213             159,457              45,760
                                                  ================    ================    ================    ================

                                                               ACVPUltra3                               ACVPVal3
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................             (3,476)               (405)             (6,192)             (1,163)
  Realized gain (loss) on investments .........             18,915                (906)             84,659              (6,190)
  Change in unrealized gain (loss)
   on investments .............................             50,711             (10,254)            168,178               3,710
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................             66,150             (11,565)            246,645              (3,643)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            192,839             102,591             968,584             211,163
  Transfers between funds .....................           (175,447)            166,321             339,048             162,704
  Redemptions (note 3) ........................             (1,931)               (245)            (89,883)            (14,325)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................                  -                   -                (497)                  -
  Adjustments to maintain reserves ............                 14                 (14)                 11                 (10)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................             15,475             268,653           1,217,263             359,532
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........             81,625             257,088           1,463,908             355,889
Contract owners' equity beginning of period ...            257,088                   -             355,889                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........            338,713             257,088           1,819,797             355,889
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             32,296                   -              41,169                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................             47,187              32,325             246,822              42,688
  Units redeemed ..............................            (44,895)                (29)           (122,054)             (1,519)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................             34,588              32,296             165,937              41,169
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                              FidVIPEIS2R                             FidVIPGrS2R
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $          5,021                (885)             (7,585)               (168)
  Realized gain (loss) on investments .........             (8,134)             (3,935)             51,205                (392)
  Change in unrealized gain (loss)
   on investments .............................            162,035              (2,832)            104,222              (5,590)
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            158,922              (7,652)            147,842              (6,150)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,660,914             178,763             410,837             103,068
  Transfers between funds .....................            (82,112)            231,152             656,037              39,572
  Redemptions (note 3) ........................           (313,769)            (13,994)            (80,053)               (804)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................            (27,915)                  -                (623)                  -
  Adjustments to maintain reserves ............               (144)                 (9)                 45                  (2)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          1,236,974             395,912             986,243             141,834
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          1,395,896             388,260           1,134,085             135,684
Contract owners' equity beginning of period ...            388,260                   -             135,684                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      1,784,156             388,260           1,269,769             135,684
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             47,451                   -              18,215                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            333,897              49,017             175,172              18,317
  Units redeemed ..............................           (211,037)             (1,566)            (62,639)               (102)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            170,311              47,451             130,748              18,215
                                                  ================    ================    ================    ================

                                                              FidVIPConS2R                             GVITGvtBd3
                                                  ------------------------------------    ------------------------------------
                                                        2003               2002                 2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (10,063)             (1,476)            159,358              75,356
  Realized gain (loss) on investments .........             60,964                (909)           (347,439)             16,023
  Change in unrealized gain (loss)
   on investments .............................            184,027              (6,026)            (50,353)             28,392
  Reinvested capital gains ....................                  -                   -              16,120              53,765
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            234,928              (8,411)           (222,314)            173,536
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,277,551             222,688           2,744,956             658,864
  Transfers between funds .....................            381,102             507,773          (5,568,901)          6,845,112
  Redemptions (note 3) ........................            (22,859)               (186)           (163,524)            (55,524)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................                 (5)                  -              (1,023)                  -
  Adjustments to maintain reserves ............                 (2)                (14)                218                  43
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          1,635,787             730,261          (2,988,274)          7,448,495
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          1,870,715             721,850          (3,210,588)          7,622,031
Contract owners' equity beginning of period ...            721,850                   -           7,622,031                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          2,592,565             721,850           4,411,443           7,622,031
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             83,617                   -             707,893                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            274,280              83,638           1,186,341             713,092
  Units redeemed ..............................           (120,083)                (21)         (1,486,716)             (5,199)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            237,814              83,617             407,518             707,893
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                               GVITSMdCpGr3                            GVITMyMkt2
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $         (4,885)               (116)         (1,862,738)           (401,604)
  Realized gain (loss) on investments .........             52,457                 (15)                  -                   -
  Change in unrealized gain (loss)
   on investments .............................             25,381              (3,016)                  -                   -
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................             72,953              (3,147)         (1,862,738)           (401,604)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            755,411              18,774         321,845,349         160,681,437
  Transfers between funds .....................            (73,881)             31,866        (244,164,688)        (53,818,827)
  Redemptions (note 3) ........................            (76,273)                  -         (26,267,248)        (12,563,852)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................                 (2)                  -            (572,241)            (74,151)
  Adjustments to maintain reserves ............             19,775                  (4)             (5,075)             (4,167)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................            625,030              50,636          50,836,097          94,220,440
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........            697,983              47,489          48,973,359          93,818,836
Contract owners' equity beginning of period ...             47,489                   -         107,602,427          13,783,591
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $        745,472              47,489         156,575,786         107,602,427
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................              6,721                   -          10,851,135           1,379,982
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            166,653               6,721         174,739,348          12,240,065
  Units redeemed ..............................            (97,025)                  -        (169,590,921)         (2,768,912)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................             76,349               6,721          15,999,562          10,851,135
                                                  ================    ================    ================    ================

                                                               GVITNWFund3                             GVITSmCapGr3
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003               2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (11,201)                715              (4,856)               (110)
  Realized gain (loss) on investments .........            167,789                (861)             29,148              (4,702)
  Change in unrealized gain (loss)
   on investments .............................             65,405              (3,568)             63,432                 (38)
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            221,993              (3,714)             87,724              (4,850)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,348,700             148,648             876,935              80,057
  Transfers between funds .....................           (994,899)            254,087              23,461             (57,052)
  Redemptions (note 3) ........................           (163,111)               (403)            (26,860)               (666)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (6,165)                  -                 (60)                  -
  Adjustments to maintain reserves ............                 (7)                (20)               (903)                 (4)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................            184,518             402,312             872,573              22,335
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........            406,511             398,598             960,297              17,485
Contract owners' equity beginning of period ...            398,598                   -              17,485                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........            805,109             398,598             977,782              17,485
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             49,230                   -               2,437                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            289,914              49,279             190,416               3,458
  Units redeemed ..............................           (259,741)                (49)            (89,789)             (1,021)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................             79,403              49,230             103,064               2,437
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                               GVITSmCapVal3                           GVITSmComp3
                                                  ------------------------------------    ------------------------------------
                                                       2003                 2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $         (7,279)                (85)             (6,427)               (155)
  Realized gain (loss) on investments .........            120,680              (1,634)             53,855                (595)
  Change in unrealized gain (loss)
   on investments .............................            155,239                 575              96,374              (1,901)
  Reinvested capital gains ....................                  -                  70                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            268,640              (1,074)            143,802              (2,651)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,147,026              26,887             599,246              53,908
  Transfers between funds .....................            751,026              37,070             387,140                  54
  Redemptions (note 3) ........................            (26,057)                (71)            (26,066)                  -
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (490)                  -              (1,199)                  -
  Adjustments to maintain reserves ............                (19)                 (9)                273                  (8)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          1,871,486              63,877             959,394              53,954
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          2,140,126              62,803           1,103,196              51,303
Contract owners' equity beginning of period ...             62,803                   -              51,303                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      2,202,929              62,803           1,154,499              51,303
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................              8,822                   -               6,534                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            261,055               8,832             134,843               6,534
  Units redeemed ..............................            (69,790)                (10)            (35,266)                  -
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            200,087               8,822             106,111               6,534
                                                  ================    ================    ================    ================

                                                                RyArktos                                 RyBank
                                                  ------------------------------------    ------------------------------------
                                                        2003               2002                2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................             (3,302)             11,949             (30,076)             (8,811)
  Realized gain (loss) on investments .........         (5,980,882)           (297,085)            934,552              46,163
  Change in unrealized gain (loss)
   on investments .............................           (215,628)            114,887             419,625              (5,759)
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................         (6,199,812)           (170,249)          1,324,101              31,593
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,329,481             385,861             847,530             399,535
  Transfers between funds .....................          4,750,523           6,911,771          10,437,955             436,497
  Redemptions (note 3) ........................           (540,016)           (303,871)           (146,071)            (51,502)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (7,004)             (4,579)               (935)               (783)
  Adjustments to maintain reserves ............             (4,543)             14,940               1,323              12,838
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          5,528,441           7,004,122          11,139,802             796,585
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........           (671,371)          6,833,873          12,463,903             828,178
Contract owners' equity beginning of period ...          6,858,467              24,594             921,809              93,631
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          6,187,096           6,858,467          13,385,712             921,809
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            752,772               3,558              91,507               9,088
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         62,842,409             779,164           4,494,499              87,202
  Units redeemed ..............................        (62,493,633)            (29,950)         (3,555,970)             (4,783)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,101,548             752,772           1,030,036              91,507
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyBasicM                               RyBioTech
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002               2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (41,064)             (4,295)            (70,490)            (11,118)
  Realized gain (loss) on investments .........          1,072,300            (227,152)            516,659            (744,646)
  Change in unrealized gain (loss)
   on investments .............................            410,040              (1,434)            125,224             (19,575)
  Reinvested capital gains ....................                  -                   -                   -               1,974
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          1,441,276            (232,881)            571,393            (773,365)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            628,198             434,470           1,949,797             129,190
  Transfers between funds .....................         12,845,420             104,868           5,703,208             983,750
  Redemptions (note 3) ........................           (108,916)             (8,808)           (174,209)            (21,576)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (879)                (62)             (2,226)                  -
  Adjustments to maintain reserves ............                516                (797)             (4,911)              3,211
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         13,364,339             529,671           7,471,659           1,094,575
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         14,805,615             296,790           8,043,052             321,210
Contract owners' equity beginning of period ...            298,922               2,132             359,610              38,400
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     15,104,537             298,922           8,402,662             359,610
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             31,224                 192              58,384               3,359
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          3,916,902              31,531          11,523,439              56,071
  Units redeemed ..............................         (2,729,165)               (499)        (10,601,898)             (1,046)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,218,961              31,224             979,925              58,384
                                                  ================    ================    ================    ================

                                                               RyConsProd                                RyElec
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (34,176)            (12,428)            (57,085)             (7,874)
  Realized gain (loss) on investments .........            395,462            (135,129)            173,291            (620,240)
  Change in unrealized gain (loss)
   on investments .............................            184,925             (16,960)            101,657              (4,254)
  Reinvested capital gains ....................             30,089               2,365                   -               7,136
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            576,300            (162,152)            217,863            (625,232)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            408,847             568,033             726,398             205,566
  Transfers between funds .....................          3,684,873             952,513          12,369,363             697,082
  Redemptions (note 3) ........................            (99,470)            (68,703)           (142,643)            (49,454)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (1,184)               (825)             (3,102)                 (1)
  Adjustments to maintain reserves ............                 78                 508                 268             (29,787)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          3,993,144           1,451,526          12,950,284             823,406
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          4,569,444           1,289,374          13,168,147             198,174
Contract owners' equity beginning of period ...          1,290,505               1,131             257,310              59,136
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          5,859,949           1,290,505          13,425,457             257,310
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            131,223                 109              35,621               4,181
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          2,148,794             136,782           6,853,788              33,073
  Units redeemed ..............................         (1,781,564)             (5,668)         (5,774,755)             (1,633)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            498,453             131,223           1,114,654              35,621
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyEnergy                                RyEnSvc
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (39,606)            (10,269)            (17,606)            (12,480)
  Realized gain (loss) on investments .........             34,364              29,349            (250,352)           (410,894)
  Change in unrealized gain (loss)
   on investments .............................            738,722             (14,500)              4,279             (35,120)
  Reinvested capital gains ....................                  -                   -                   -              41,888
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            733,480               4,580            (263,679)           (416,606)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            647,476             416,750             285,836             242,685
  Transfers between funds .....................         12,321,404           1,062,723           2,543,518             667,232
  Redemptions (note 3) ........................           (157,545)            (92,047)            (55,157)            (78,655)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (1,384)             (1,473)               (921)               (124)
  Adjustments to maintain reserves ............                 93                (160)              3,579                 138
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         12,810,044           1,385,793           2,776,855             831,276
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         13,543,524           1,390,373           2,513,176             414,670
Contract owners' equity beginning of period ...          1,394,943               4,570             838,973             424,303
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     14,938,467           1,394,943           3,352,149             838,973
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            158,402                 444              76,321              33,477
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          5,298,449             167,210           6,343,129              46,253
  Units redeemed ..............................         (4,049,182)             (9,252)         (6,134,235)             (3,409)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,407,669             158,402             285,215              76,321
                                                  ================    ================    ================    ================

                                                                RyFinSvc                               RyHealthC
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (37,552)             (6,684)            (64,946)            (12,982)
  Realized gain (loss) on investments .........            362,395              (5,743)            295,555            (238,409)
  Change in unrealized gain (loss)
   on investments .............................            391,232              (9,610)            361,382             (17,394)
  Reinvested capital gains ....................                  -               1,918                   -               1,202
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            716,075             (20,119)            591,991            (267,583)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            610,476             275,468             995,497             334,995
  Transfers between funds .....................          5,653,150             258,117           8,771,766           1,026,984
  Redemptions (note 3) ........................           (117,284)            (23,835)           (161,713)            (91,141)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (493)               (581)             (1,419)             (1,311)
  Adjustments to maintain reserves ............                247                (112)                263                (394)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          6,146,096             509,057           9,604,394           1,269,133
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          6,862,171             488,938          10,196,385           1,001,550
Contract owners' equity beginning of period ...            524,297              35,359           1,001,779                 229
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          7,386,468             524,297          11,198,164           1,001,779
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             59,788               3,379             131,266                  23
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          3,018,872              58,821           6,196,362             139,475
  Units redeemed ..............................         (2,411,924)             (2,412)         (5,173,397)             (8,232)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            666,736              59,788           1,154,231             131,266
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 RyNet                                   RyJuno
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (83,580)             (4,353)            (80,780)                  -
  Realized gain (loss) on investments .........            926,769             223,909             434,878                   -
  Change in unrealized gain (loss)
   on investments .............................          1,092,743             (13,844)            (68,029)                  -
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          1,935,932             205,712             286,069                   -
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,702,741             102,688           2,254,465                   -
  Transfers between funds .....................         13,724,569              72,315           8,475,255                   -
  Redemptions (note 3) ........................           (240,280)            (40,518)           (283,244)                  -
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (2,460)                (23)             (4,333)                  -
  Adjustments to maintain reserves ............              2,119                (637)             (1,819)                  -
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         15,186,689             133,825          10,440,324                   -
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         17,122,621             339,537          10,726,393                   -
Contract owners' equity beginning of period ...            340,198                 661                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     17,462,819             340,198          10,726,393                   -
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             43,471                  47                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          5,115,276              51,588           8,982,854                   -
  Units redeemed ..............................         (3,773,945)             (8,164)         (7,891,763)                  -
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,384,802              43,471           1,091,091                   -
                                                  ================    ================    ================    ================

                                                              RyLgCapEuro                             RyLgCapJapan
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................          1,930,501             (13,995)            (53,245)            (24,661)
  Realized gain (loss) on investments .........            747,413            (735,211)            698,148          (1,012,950)
  Change in unrealized gain (loss)
   on investments .............................           (985,810)               (802)            132,694              63,962
  Reinvested capital gains ....................                  -              24,350                   -               6,169
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          1,692,104            (725,658)            777,597            (967,480)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            541,399             294,973             348,214             143,281
  Transfers between funds .....................          9,728,471           1,868,438             958,875           3,421,711
  Redemptions (note 3) ........................            (94,581)            (39,010)           (191,835)            (65,299)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (690)               (223)            (10,965)                  -
  Adjustments to maintain reserves ............              6,594              (4,423)               (417)               (698)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         10,181,193           2,119,755           1,103,872           3,498,995
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         11,873,297           1,394,097           1,881,469           2,531,515
Contract owners' equity beginning of period ...          1,783,989             389,892           2,531,515                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........         13,657,286           1,783,989           4,412,984           2,531,515
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            228,764              35,296             357,322                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          7,587,949             196,895          12,673,033             363,749
  Units redeemed ..............................         (6,575,602)             (3,427)        (12,571,482)             (6,427)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,241,111             228,764             458,873             357,322
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyLeisure                               RyMedius
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (45,966)             (9,756)            (81,057)            (19,810)
  Realized gain (loss) on investments .........            244,376            (244,050)          1,360,399          (1,204,275)
  Change in unrealized gain (loss)
   on investments .............................            650,851             (23,237)           (760,356)            (17,842)
  Reinvested capital gains ....................                  -                   -           1,168,741              53,699
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            849,261            (277,043)          1,687,727          (1,188,228)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            645,296             316,121           1,808,296             292,281
  Transfers between funds .....................          8,479,472             505,009           8,084,392           2,700,187
  Redemptions (note 3) ........................           (135,716)            (50,423)           (215,469)            (44,779)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (876)               (826)             (2,665)               (439)
  Adjustments to maintain reserves ............              1,520              23,140               7,670              (9,471)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          8,989,696             793,021           9,682,224           2,937,779
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          9,838,957             515,978          11,369,951           1,749,551
Contract owners' equity beginning of period ...            553,680              37,702           2,186,704             437,153
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     10,392,637             553,680          13,556,655           2,186,704
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             56,410               3,229             237,934              35,445
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,832,165              56,258           9,833,343             205,474
  Units redeemed ..............................         (1,087,310)             (3,077)         (9,087,943)             (2,985)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            801,265              56,410             983,334             237,934
                                                  ================    ================    ================    ================

                                                                RyMekros                                 RyNova
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................          3,395,108             (51,832)           (125,742)            100,702
  Realized gain (loss) on investments .........          8,740,422          (1,965,775)            868,255          (1,642,105)
  Change in unrealized gain (loss)
   on investments .............................         (5,551,779)           (141,823)          1,230,005             (84,853)
  Reinvested capital gains ....................          3,855,669             172,575                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................         10,439,420          (1,986,855)          1,972,518          (1,626,256)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          2,376,168           8,101,327           2,220,166             517,134
  Transfers between funds .....................         45,519,170          (4,100,688)         17,151,772           4,195,231
  Redemptions (note 3) ........................           (595,047)           (107,433)           (545,850)           (130,956)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (5,253)               (468)            (10,439)             (1,636)
  Adjustments to maintain reserves ............             67,689             (38,963)              3,000             (20,905)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         47,362,727           3,853,775          18,818,649           4,558,868
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         57,802,147           1,866,920          20,791,167           2,932,612
Contract owners' equity beginning of period ...         10,145,460           8,278,540           3,846,631             914,019
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........         67,947,607          10,145,460          24,637,798           3,846,631
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................          1,252,515             651,243             540,045              81,264
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         30,579,981             806,823          20,313,349             471,186
  Units redeemed ..............................        (26,646,020)           (205,551)        (18,335,192)            (12,405)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          5,186,476           1,252,515           2,518,202             540,045
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 RyOTC                                  RyPrecMet
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $       (154,923)            (31,595)           (101,224)            (31,438)
  Realized gain (loss) on investments .........          4,012,157          (1,978,459)          1,397,996            (110,604)
  Change in unrealized gain (loss)
   on investments .............................            433,287              (2,011)            881,890              93,388
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          4,290,521          (2,012,065)          2,178,662             (48,654)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,271,857             199,542           1,079,631           1,086,539
  Transfers between funds .....................          3,103,661           3,519,305           5,595,230           6,163,862
  Redemptions (note 3) ........................           (963,801)           (106,977)           (318,917)           (230,304)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................            (13,607)             (1,220)             (5,917)             (3,781)
  Adjustments to maintain reserves ............             (1,446)             (6,964)              8,305               6,125
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          3,396,664           3,603,686           6,358,332           7,022,441
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          7,687,185           1,591,621           8,536,994           6,973,787
Contract owners' equity beginning of period ...          2,022,792             431,171           7,029,828              56,041
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      9,709,977           2,022,792          15,566,822           7,029,828
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            248,795              31,958             518,500               5,933
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         31,609,469             222,900          11,324,775             528,347
  Units redeemed ..............................        (31,024,655)             (6,063)        (11,014,500)            (15,780)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            833,609             248,795             828,775             518,500
                                                  ================    ================    ================    ================

                                                               RyRealEst                                RyRetail
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002               2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................             37,390              12,143             (61,774)             (4,943)
  Realized gain (loss) on investments .........            373,983             (41,179)            573,157             (91,182)
  Change in unrealized gain (loss)
   on investments .............................            (81,531)             (5,942)             57,852              (7,472)
  Reinvested capital gains ....................             95,748                 373              34,941               4,421
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            425,590             (34,605)            604,176             (99,176)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            713,680              88,292             785,251             236,873
  Transfers between funds .....................            (13,044)            971,489           5,310,467            (566,804)
  Redemptions (note 3) ........................           (129,399)             (7,974)           (154,257)            (82,895)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (177)                  -              (2,710)               (367)
  Adjustments to maintain reserves ............              3,001                (297)              2,491                 433
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................            574,061           1,051,510           5,941,242            (412,760)
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........            999,651           1,016,905           6,545,418            (511,936)
Contract owners' equity beginning of period ...          1,075,217              58,312             183,299             695,235
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          2,074,868           1,075,217           6,728,717             183,299
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            105,366               5,572              20,170              58,791
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          2,195,334             100,539           3,439,847              22,160
  Units redeemed ..............................         (2,142,479)               (745)         (2,902,248)            (60,781)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            158,221             105,366             557,769              20,170
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RySectRot                                RyTech
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002               2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (85,137)            (16,860)            (84,241)             (5,062)
  Realized gain (loss) on investments .........            796,708            (424,238)            969,240            (161,778)
  Change in unrealized gain (loss)
   on investments .............................            773,017            (116,445)            447,056             (97,232)
  Reinvested capital gains ....................                  -                   -             559,717              21,717
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          1,484,588            (557,543)          1,891,772            (242,355)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          4,286,031           3,281,788           1,855,158             329,187
  Transfers between funds .....................          1,029,946             485,244           9,699,010             911,189
  Redemptions (note 3) ........................           (230,836)            (44,619)           (208,835)            (42,969)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (3,540)               (179)             (1,241)                  -
  Adjustments to maintain reserves ............                 28               2,471               1,315              (3,650)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          5,081,629           3,724,705          11,345,407           1,193,757
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          6,566,217           3,167,162          13,237,179             951,402
Contract owners' equity beginning of period ...          3,167,162                   -           1,009,366              57,964
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      9,733,379           3,167,162          14,246,545           1,009,366
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            412,002                   -             125,977               4,346
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,834,290             416,825           3,106,227             125,703
  Units redeemed ..............................         (1,256,743)             (4,823)         (2,107,572)             (4,072)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            989,549             412,002           1,124,632             125,977
                                                  ================    ================    ================    ================

                                                                 RyTele                                RyTitan500
                                                  ------------------------------------    ------------------------------------
                                                        2003               2002                 2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (58,711)             (5,214)           (142,676)            (15,708)
  Realized gain (loss) on investments .........            534,288             108,902           3,541,621            (693,729)
  Change in unrealized gain (loss)
   on investments .............................            361,154             (56,499)           (502,523)             (2,645)
  Reinvested capital gains ....................                 56                   -           3,018,650               5,023
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            836,787              47,189           5,915,072            (707,059)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            680,220             136,800           2,912,047             853,130
  Transfers between funds .....................          6,646,388             741,463          13,903,962           1,430,844
  Redemptions (note 3) ........................           (183,310)            (34,058)           (206,703)            (94,968)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (1,752)             (1,198)             (1,894)             (1,421)
  Adjustments to maintain reserves ............                919                (350)             (2,921)             (2,834)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          7,142,465             842,657          16,604,491           2,184,751
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          7,979,252             889,846          22,519,563           1,477,692
Contract owners' equity beginning of period ...            891,274               1,428           1,489,970              12,278
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          8,870,526             891,274          24,009,533           1,489,970
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            146,026                 139             240,214               1,055
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          4,039,220             151,333          17,616,120             248,706
  Units redeemed ..............................         (3,075,790)             (5,446)        (15,323,702)             (9,547)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,109,456             146,026           2,532,632             240,214
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyTrans                                RyUSGvtBd
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (18,088)             (4,597)            201,482             238,065
  Realized gain (loss) on investments .........             74,161              41,911            (331,729)          1,865,403
  Change in unrealized gain (loss)
   on investments .............................             91,833              (4,491)           (179,693)            216,283
  Reinvested capital gains ....................                  -                   -             680,826                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            147,906              32,823             370,886           2,319,751
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            245,242             242,002           5,607,949          14,717,907
  Transfers between funds .....................          3,441,373             116,462          (3,228,737)         (5,329,598)
  Redemptions (note 3) ........................            (56,853)             (1,630)         (1,366,185)           (384,606)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (301)                  -             (13,556)             (6,246)
  Adjustments to maintain reserves ............              2,763                 184             (42,635)             (2,639)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          3,632,224             357,018             956,836           8,994,818
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          3,780,130             389,841           1,327,722          11,314,569
Contract owners' equity beginning of period ...            391,786               1,945          11,662,664             348,095
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      4,171,916             391,786          12,990,386          11,662,664
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             37,312                 161           1,033,379              36,066
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,266,221              37,319           9,728,210           1,276,229
  Units redeemed ..............................           (966,637)               (168)         (9,579,747)           (278,916)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            336,896              37,312           1,181,842           1,033,379
                                                  ================    ================    ================    ================

                                                                 RyUrsa                                  RyUtil
                                                  ------------------------------------    ------------------------------------
                                                        2003               2002                2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................           (174,433)             (2,920)             99,103              (6,627)
  Realized gain (loss) on investments .........         (4,322,602)           (604,025)            623,733            (138,562)
  Change in unrealized gain (loss)
   on investments .............................           (106,285)            106,356             257,823              29,571
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................         (4,603,320)           (500,589)            980,659            (115,618)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,317,185             824,812             530,655              81,185
  Transfers between funds .....................            689,989           7,789,697           6,204,232           2,230,007
  Redemptions (note 3) ........................           (761,136)           (201,477)           (118,144)            (19,882)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (9,506)             (3,221)               (733)               (119)
  Adjustments to maintain reserves ............               (487)                 28              (2,300)                (27)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          1,236,045           8,409,839           6,613,710           2,291,164
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         (3,367,275)          7,909,250           7,594,369           2,175,546
Contract owners' equity beginning of period ...          7,968,126              58,876           2,235,278              59,732
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          4,600,851           7,968,126           9,829,647           2,235,278
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            733,397               6,489             361,021               6,401
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         31,761,416             743,520           9,268,751             357,645
  Units redeemed ..............................        (31,932,302)            (16,612)         (8,339,510)             (3,025)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            562,511             733,397           1,290,262             361,021
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyVel100                              SBGSFundVal
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        881,017             (43,154)               (459)               (370)
  Realized gain (loss) on investments .........          1,677,150          (4,410,472)            (15,744)             (2,027)
  Change in unrealized gain (loss)
   on investments .............................           (296,496)            (29,795)             29,866             (30,532)
  Reinvested capital gains ....................                  -                   -                   -               1,902
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          2,261,671          (4,483,421)             13,663             (31,027)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          3,642,353           1,260,442                   -                   -
  Transfers between funds .....................          4,961,670           5,129,977                   -             (10,637)
  Redemptions (note 3) ........................           (191,595)           (255,027)            (47,385)             (6,625)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                 (30)                (61)
  Contingent deferred sales charges
   (note 2) ...................................             (2,761)             (2,107)                  -                   -
  Adjustments to maintain reserves ............            (46,147)              1,646                   3                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          8,363,520           6,134,931             (47,412)            (17,323)
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         10,625,191           1,651,510             (33,749)            (48,350)
Contract owners' equity beginning of period ...          1,699,948              48,438              96,745             145,095
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     12,325,139           1,699,948              62,996              96,745
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            367,836               3,156               6,235               7,263
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         40,665,851             378,675                   -                   -
  Units redeemed ..............................        (39,665,964)            (13,995)             (3,268)             (1,028)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,367,723             367,836               2,967               6,235
                                                  ================    ================    ================    ================

                                                               SBTSIntlGro                              SBTSLgCap
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................               (144)               (250)             16,118             135,201
  Realized gain (loss) on investments .........             (1,099)             (4,319)           (183,618)           (156,924)
  Change in unrealized gain (loss)
   on investments .............................             16,009             (18,026)          1,210,978          (1,661,226)
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................             14,766             (22,595)          1,043,478          (1,682,949)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................                  -                   -                   -                   -
  Transfers between funds .....................                  -              (5,722)                  -             (11,303)
  Redemptions (note 3) ........................               (945)                  -            (574,419)           (656,405)
  Annuity benefits ............................                  -                   -             (16,173)            (19,206)
  Annual contract maintenance charges
   (note 2) ...................................                (20)                (31)             (3,500)             (3,848)
  Contingent deferred sales charges
   (note 2) ...................................                  -                   -                   -                (393)
  Adjustments to maintain reserves ............                 (5)                 (4)                (47)            123,117
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................               (970)             (5,757)           (594,139)           (568,038)
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........             13,796             (28,352)            449,339          (2,250,987)
Contract owners' equity beginning of period ...             57,725              86,077           4,372,975           6,623,962
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........             71,521              57,725           4,822,314           4,372,975
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................              7,470               8,169             381,396             432,693
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................                  -                   -                   -                   -
  Units redeemed ..............................               (113)               (699)            (46,903)            (51,297)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................              7,357               7,470             334,493             381,396
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                SBTSMMkt                              SBVAFIncGro
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $         (1,982)               (130)                  -                   -
  Realized gain (loss) on investments .........                  -                   3                   -                   -
  Change in unrealized gain (loss)
   on investments .............................                  -                  (3)                  -                   -
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................             (1,982)               (130)                  -                   -
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................                  -                   -                   -                   -
  Transfers between funds .....................                  -              27,661                   -                   -
  Redemptions (note 3) ........................            (21,978)           (173,377)                  -                   -
  Annuity benefits ............................                  -                (359)                  -                   -
  Annual contract maintenance charges
   (note 2) ...................................               (257)               (288)                  -                   -
  Contingent deferred sales charges
   (note 2) ...................................                  -                   -                   -                   -
  Adjustments to maintain reserves ............                (12)                365                   -            (124,134)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................            (22,247)           (145,998)                  -            (124,134)
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........            (24,229)           (146,128)                  -            (124,134)
Contract owners' equity beginning of period ...            322,546             468,674                   -             124,134
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $        298,317             322,546                   -                   -
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             25,868              37,571                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................                  -               2,222                   -                   -
  Units redeemed ..............................             (1,787)            (13,925)                  -                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................             24,081              25,868                   -                   -
                                                  ================    ================    ================    ================

                                                              SBVAFUSGovHQ
                                                  ------------------------------------
                                                       2003                  2002
                                                  ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................                  -                   -
  Realized gain (loss) on investments .........                  -                   -
  Change in unrealized gain (loss)
   on investments .............................                  -                   -
  Reinvested capital gains ....................                  -                   -
                                                  ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................                  -                   -
                                                  ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................                  -                   -
  Transfers between funds .....................                  -                   -
  Redemptions (note 3) ........................                  -                   -
  Annuity benefits ............................                  -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -
  Contingent deferred sales charges
   (note 2) ...................................                  -                   -
  Adjustments to maintain reserves ............                  -                (359)
                                                  ----------------    ----------------
      Net equity transactions .................                  -                (359)
                                                  ----------------    ----------------
Net change in contract owners' equity .........                  -                (359)
Contract owners' equity beginning of period ...                  -                 359
                                                  ----------------    ----------------
Contract owners' equity end of period .........                  -                   -
                                                  ================    ================

CHANGES IN UNITS:
  Beginning units .............................                  -                   -
                                                  ----------------    ----------------
  Units purchased .............................                  -                   -
  Units redeemed ..............................                  -                   -
                                                  ----------------    ----------------
  Ending units ................................                  -                   -
                                                  ================    ================

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios,
                Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class III
                   (ACVPIncGr3)
                  American Century VP - Ultra(R) Fund - Class III (ACVPUltra3) American Century VP - Value Fund - Class III (ACVPVal3)

               Portfolio of the Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares
                   (FedQualBd)*

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
                   (FidVIPEIS2R)
                  Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
                   (FidVIPGrS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                   (FidVIPOvR)*

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                   2 R (FidVIPConS2R)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                GVIT);
                  Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3) Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
                   (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class
                   III)
                  Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2) Gartmore GVIT Nationwide(R) Fund - Class III (GVITNWFund3)
                   (formerly Gartmore GVIT Total Return Fund-Class III)
                  Gartmore GVIT Small Cap Growth Fund - Class III
                   (GVITSmCapGr3)
                  Gartmore GVIT Small Cap Value Fund - Class III
                   (GVITSmCapVal3)
                  Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)

               Portfolios of the Rydex Variable Trust Portfolios;
                  Rydex Variable Trust - Arktos Fund (RyArktos)
                  Rydex Variable Trust - Banking Fund (RyBank)
                  Rydex Variable Trust - Basic Materials Fund (RyBasicM) Rydex Variable Trust - Biotechnology Fund (RyBioTech) Rydex Variable Trust - Consumer Products Fund (RyConsProd) Rydex Variable Trust - Electronics Fund (RyElec)
                  Rydex Variable Trust - Energy Fund (RyEnergy)
                  Rydex Variable Trust - Energy Services Fund (RyEnSvc) Rydex Variable Trust - Financial Services Fund (RyFinSvc) Rydex Variable Trust - Health Care Fund (RyHealthC)

                  Rydex Variable Trust - Internet Fund (RyNet)
                  Rydex Variable Trust - Juno Fund (RyJuno)
                  Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro) Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan) Rydex Variable Trust - Leisure Fund (RyLeisure)
                  Rydex Variable Trust - Medius Fund (RyMedius)
                  Rydex Variable Trust - Mekros Fund (RyMekros)
                  Rydex Variable Trust - Nova Fund (RyNova)
                  Rydex Variable Trust - OTC Fund (RyOTC)
                  Rydex Variable Trust - Precious Metals Fund (RyPrecMet) Rydex Variable Trust - Real Estate Fund (RyRealEst)
                  Rydex Variable Trust - Retailing Fund (RyRetail)
                  Rydex Variable Trust - Sector Rotation Fund (RySectRot) Rydex Variable Trust - Technology Fund (RyTech)
                  Rydex Variable Trust - Telecommunications Fund (RyTele) Rydex Variable Trust - Titan 500 Fund (RyTitan500)
                  Rydex Variable Trust - Transportation Fund (RyTrans)
                  Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd) Rydex Variable Trust - Ursa Fund (RyUrsa)
                  Rydex Variable Trust - Utilities Fund (RyUtil)
                  Rydex Variable Trust - Velocity 100 Fund (RyVel100)

               Portfolios of the Smith Barney Greenwich Street Series Fund
                (Smith Barney GSSF);
                  Smith Barney GSSF - Fundamental Value Portfolio
                   (SBGSFundVal)
                  Smith Barney GSSF - Intermediate High Grade Portfolio
                   (SBSFIHiGr)*

               Portfolios of the Smith Barney Travelers Series Fund Inc. (Smith
                Barney TSF);
                  Smith Barney TSF - International All Cap Growth Portfolio
                   (SBTSIntlGro)
                  Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap) Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

               *At December 31, 2003, contract owners' were not invested in the fund.

          Effective January 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Smith Barney Variable Account Fund (VAF) - The Income and Growth Portfolio were liquidated and exchanged into the Smith Barney Travelers Series Fund Inc. (TSF) - Large Cap Value Portfolio. Additionally, assets of contract owners invested in the Smith Barney VAF - The Reserve Account Portfolio and the Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio were liquidated and exchanged into the Smith Barney TSF Inc. - Money Market Portfolio.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

                      NATIONWIDE VARIABLE ACCOUNT-4 OPTIONS

                                                                                                                    MARKET
                                                                                                         SMITH       FLEX
                                                                                                         BARNEY     ANNUITY
                                                                                                       ---------    ---------
Variable Account Charges - Recurring                                                                       1.30%       1.15%

CDSC Option:
  No CDSC ..........................................................................................          -        0.20%

DEATH BENEFIT OPTIONS:
  Highest Anniversary Death Benefit ................................................................          -        0.20%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
  Highest Anniversary or 5% Enhanced Death Benefit .................................................          -        0.25%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Extra Value Option (EV) ............................................................................          -        0.45%
   Fee assessed to assets of the variable account for the first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.

Asset Allocation Service Charge Option .............................................................          -        0.35%
   Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.

Maximum Variable Account Charges/(1)/: .............................................................       1.30%       2.40%

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                     Total     ACVPIncGr3     ACVPUltra3       ACVPVal3    FidVIPEIS2R    FidVIPGrS2R   FidVIPConS2R     GVITGvtBd3
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $  1,033,538            787            576          4,000          1,791          1,845          1,941          9,698
1.30% ....          63,907              -              -              -              -              -              -              -
1.35% ....       1,108,871          2,839          1,891          3,692          3,329          2,964          5,260         80,729
1.40% ....         331,951          1,268             72          1,106          1,309            773          1,257          4,750
1.50% ....          63,292              -              -              -              -              -              -             10
1.55% ....         121,388             85             46            108            163             11            275          1,421
1.60% ....       1,004,629          2,206             29          1,140          2,236            448          1,254         10,008
1.70% ....          92,977              -              -              -              4              4              5             12
1.75% ....          44,725              8              -              1              2              5              6              1
1.80% ....         453,286            498             80            702            307            707            339          3,406
1.85% ....         280,167          2,724            551          2,653            948            715          1,022          8,355
1.90% ....          49,718              2              -              -              2              -              2              -
1.95% ....          91,463              4              -              -              4              -              2             20
2.00% ....          38,744              -              -             48             46             48            311            838
2.05% ....          67,782            854            227            565          1,046            506            726          2,737
2.15% ....          33,061              -              -              -              -              -              -              -
2.20% ....          50,622              7              4              4              3              4              5              3
2.35% ....           2,981              -              -              -              -              -              -              -
2.40% ....           3,788              -              -              -              -              -              -              -
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $  4,936,890         11,282          3,476         14,019         11,190          8,030         12,405        121,988
              ============   ============   ============   ============  =============   ============   ============   ============

              GVITSMdCpGr3     GVITMyMkt2    GVITNWFund3   GVITSmCapGr3  GVITSmCapVal3    GVITSmComp3       RyArktos         RyBank
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $        411        432,251            272            937          1,954          1,136         30,113          8,254
1.35% ....           1,176        504,033          2,496          2,033          2,498          1,042         28,494          5,661
1.40% ....             993        132,363          1,748            561            910            582          5,982          2,053
1.50% ....               -          5,411              -              -              -              -          1,148          4,906
1.55% ....             752         47,056            174             36            118              -          1,909            734
1.60% ....             394        523,636          1,240            479            345          1,758         41,714          9,835
1.70% ....               1          6,254              -              -              -              -          1,680          6,860
1.75% ....               6          3,443              8              -              2              1            904          3,471
1.80% ....             110        259,524          1,001            141            360            678          8,756          2,889
1.85% ....             933        130,499          9,003            125            283          1,180          8,823          6,235

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

Continued     GVITSMdCpGr3     GVITMyMkt2    GVITNWFund3   GVITSmCapGr3  GVITSmCapVal3    GVITSmComp3       RyArktos         RyBank
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.90% ....               2          4,267              2              -              1              -            775          3,376
1.95% ....               1          5,916              4              -              1              -          1,281          6,660
2.00% ....               9         22,162             64             47            275             26            908             98
2.05% ....              89         20,390            183            497            536             17            612            322
2.15% ....               -          2,652              -              -              -              -            614          2,353
2.20% ....               8          4,497             32              -              -              7            951          3,464
2.35% ....               -            771              -              -              -              -             51            135
2.40% ....               -            314              -              -              -              -             80            323
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $      4,885      2,105,439         16,227          4,856          7,283          6,427        134,795         67,629
              ============   ============   ============   ============  =============   ============   ============   ============

                  RyBasicM      RyBioTech     RyConsProd         RyElec       RyEnergy        RyEnSvc       RyFinSvc      RyHealthC
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $      7,501         10,447          4,137          7,773          7,973          6,082          5,191         10,529
1.35% ....           4,752         11,548          4,889          9,717          3,040          4,383          5,963          8,705
1.40% ....           4,014          7,407          2,293          7,959          2,275          1,807          2,935          5,001
1.50% ....           1,986          2,178          1,928          2,144          2,418            116          2,267          3,485
1.55% ....           1,359            674            823          1,991            369            427            288            793
1.60% ....           5,243          7,830          4,771          8,040          4,377          1,452          5,081          8,940
1.70% ....           3,755          3,976          3,716          2,603          3,831            234          4,236          5,672
1.75% ....           1,258          1,461          1,391          1,579          1,730             30          1,863          2,515
1.80% ....           1,034          9,264            808          6,042          1,541          1,042          1,253          3,508
1.85% ....           2,466          3,383          2,169          3,252          1,810          1,148            894          1,274
1.90% ....           2,112          2,283          2,098          1,049          2,046            233          2,374          3,033
1.95% ....           4,125          4,695          4,327          1,889          4,256            248          5,103          5,982
2.00% ....              82            155             41            100            287             50             71             58
2.05% ....              92          1,852            192            533            111            141             12            177
2.15% ....           1,187          1,310          1,189            948          1,254             64          1,408          1,871
2.20% ....           1,552          1,946          2,116          1,214          2,101            144          2,856          3,138
2.35% ....              25             14             32             79             51              5             29             82
2.40% ....              82             67             67            173            136              -             69            183
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $     42,625         70,490         36,987         57,085         39,606         17,606         41,893         64,946
              ============   ============   ============   ============  =============   ============   ============   ============

                     RyNet         RyJuno    RyLgCapEuro   RyLgCapJapan      RyLeisure       RyMedius       RyMekros         RyNova
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $      8,252         13,968         10,535         11,452          2,083         19,115        106,771         23,451
1.35% ....          14,401         23,652          8,677          8,927          3,391         19,220         50,705         42,654
1.40% ....           8,980          8,112          2,286          3,561          2,272         10,429         12,602          8,743
1.50% ....           4,354              1          1,667          1,241          4,612          1,964          2,269            119
1.55% ....           1,163          1,042            563            298            592          1,226         14,305          5,193
1.60% ....           7,469         21,999          7,668         12,428          2,257         15,030         35,331         28,876
1.70% ....           6,429              -          2,003          1,735          6,789          2,179          2,739            140
1.75% ....           2,829             13          1,218          1,019          3,108          1,423          1,700            105
1.80% ....           9,869          7,423          2,524          8,169            573          3,694         18,927          4,641
1.85% ....           4,100          3,429            693            705          4,452          1,125          7,098          9,634
1.90% ....           3,335              -            873            690          3,353            834          1,068            215
1.95% ....           6,485              5          1,538          1,157          6,500          1,540          1,898            139
2.00% ....              42            481             28            130             63            475          1,332            650
2.05% ....             489            653             30            196            362            822          2,797            561
2.15% ....           2,151              -            703            636          2,298            815          1,000            130
2.20% ....           2,861              2          1,061            756          2,843            922          1,187            435
2.35% ....             109              -             69             45            115             72             84             50
2.40% ....             262              -            142            100            303            172            199              6
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $     83,580         80,780         42,278         53,245         45,966         81,057        262,012        125,742
              ============   ============   ============   ============  =============   ============   ============   ============

                     RyOTC      RyPrecMet      RyRealEst       RyRetail      RySectRot         RyTech         RyTele     RyTitan500
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $     27,321         32,599          4,719          4,648         17,437          9,814          6,403         78,580
1.35% ....          50,623         13,902          4,771          4,984         19,106         13,005          8,843         11,546
1.40% ....          15,345          9,523          4,557          2,522         14,580          9,704          5,055          5,535
1.50% ....               3          2,552              -          4,306              9          5,119          2,083              1
1.55% ....           7,745          2,971          1,268          1,803          6,040          1,390            438          6,544
1.60% ....          39,326         18,363          1,991          5,375         12,478          8,352          6,229         10,495
1.70% ....              30          2,886              5          6,758             25          7,678          3,607              -
1.75% ....              12          1,854             27          3,192              1          3,881          1,240              1
1.80% ....           6,402          6,082          1,922          4,776          2,618          3,491         12,974         12,568
1.85% ....           4,945          3,471            475          6,612          3,005          2,938          2,687          9,011
1.90% ....               -          1,158              -          3,376             28          3,711          2,086              -
1.95% ....              57          2,102              2          6,864              3          7,683          4,191              -

Continued            RyOTC      RyPrecMet      RyRealEst       RyRetail      RySectRot         RyTech         RyTele     RyTitan500
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
2.00% ....           2,325            441            309             99          3,573            151             33            732
2.05% ....             740            606             33            223          5,888             69             19          7,663
2.15% ....              45          1,065              -          2,318             11          2,651          1,161              -
2.20% ....               4          1,340              -          3,568            334          4,155          1,551              -
2.35% ....               -             92              -            110              1            135             30              -
2.40% ....               -            217              -            240              -            314             81              -
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $    154,923        101,224         20,079         61,774         85,137         84,241         58,711        142,676
              ============   ============   ============   ============  =============   ============   ============   ============

                   RyTrans      RyUSGvtBd         RyUrsa         RyUtil       RyVel100    SBGSFundVal    SBTSIntlGro      SBTSLgCap
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $        713         27,909         33,927         14,393         23,849              -              -              -
1.30% ....               -              -              -              -              -            786            802         58,310
1.35% ....           1,410         49,647         32,603          7,907         17,763              -              -              -
1.40% ....             444          4,230          6,959          3,615          3,479              -              -              -
1.50% ....           1,424          1,394          1,279            826             72              -              -              -
1.55% ....             231          1,821          2,550          3,037          1,556              -              -              -
1.60% ....           2,263         45,528         57,027          8,301         15,387              -              -              -
1.70% ....           2,752          1,669          1,847            859              4              -              -              -
1.75% ....             786          1,064          1,005            560              2              -              -              -
1.80% ....             370         11,138         21,273          1,982          7,880              -              -              -
1.85% ....             425          8,035          8,731          2,152          5,999              -              -              -
1.90% ....           1,667          2,362            849            456              -              -              -              -
1.95% ....           3,492          1,081          1,399            808              1              -              -              -
2.00% ....              60            958            742            276            120              -              -              -
2.05% ....              20          1,373          2,386            125         10,310              -              -              -
2.15% ....             864          1,410            675            278              -              -              -              -
2.20% ....           1,129          2,830          1,031            557              -              -              -              -
2.35% ....               3            700             60             32              -              -              -              -
2.40% ....              35             62             90             71              -              -              -              -
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $     18,088        163,211        174,433         46,235         86,422            786            802         58,310
              ============   ============   ============   ============  =============   ============   ============   ============

                  SBTSMMkt
              ------------
1.30% ....    $      4,009
              ------------
  Totals .    $      4,009
              ============

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $289 and $0, respectively, and total transfers from the Account to the fixed account were $10,117 and $575, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $2,511,790 and $1,802,067 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $101,367 and $94,444 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

(4)  FINANCIAL HIGHLIGHTS

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                      CONTRACT                                                            INVESTMENT
                      EXPENSE                              UNIT             CONTRACT        INCOME            TOTAL
                       RATE*             UNITS          FAIR VALUE       OWNERS' EQUITY     RATIO**         RETURN***
                  --------------      -----------     ----------------   --------------   -----------  -------------------
American Century VP - Income & Growth Fund - Class III
  2003             1.15% to 2.05%         159,457     $ 10.53 to 10.36   $    1,668,821      0.23%       27.87% to   26.70%
  2002             1.15% to 1.60%          45,760        8.18 to  8.23          376,299      0.00%      -18.22% to  -17.68%(a)(b)
American Century VP - Ultra(R) Fund - Class III
  2003             1.15% to 2.05%          34,588        9.84 to  9.68          338,713      0.00%       23.50% to   22.35%
  2002             1.15% to 1.55%          32,296        7.94 to  7.97          257,088      0.36%      -20.63% to  -20.34%(a)(b)
American Century VP - Value Fund - Class III
  2003             1.15% to 2.05%         165,937       11.03 to 10.86        1,819,797      0.72%       27.48% to   26.32%
  2002             1.15% to 1.60%          41,169        8.60 to  8.65          355,889      0.00%      -14.05% to  -13.49%(a)(b)
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
  2003             1.15% to 2.05%         170,311       10.54 to 10.38        1,784,156      1.49%       28.62% to   27.43%
  2002             1.15% to 1.60%          47,451        8.14 to  8.20          388,260      0.00%      -18.58% to  -18.04%(a)(b)
Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
  2003             1.15% to 2.05%         130,748        9.76 to  9.61        1,269,769      0.06%       30.98% to   29.75%
  2002             1.15% to 1.55%          18,215        7.42 to  7.45          135,684      0.00%      -25.83% to  -25.45%(a)(b)
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R
  2003             1.15% to 2.05%         237,814       10.96 to 10.79        2,592,565      0.14%       26.71% to   25.56%
  2002             1.15% to 1.60%          83,617        8.59 to  8.65          721,850      0.00%      -14.09% to  -13.54%(a)(b)
Gartmore GVIT Government Bond Fund - Class III
  2003             1.15% to 2.05%         407,518       10.88 to 10.72        4,411,443      4.68%        0.94% to    0.05%
  2002             1.15% to 1.60%         707,893       10.72 to 10.78        7,622,031      2.55%        7.18% to    7.82%(a)(b)
Gartmore GVIT Mid Cap Growth Fund - Class III
  2003             1.15% to 2.05%          76,349        9.81 to  9.65          745,472      0.00%       38.63% to   37.35%
  2002             1.35% to 1.55%           6,721        7.04 to  7.07           47,489      0.00%      -29.61% to  -29.33%(a)(b)
Gartmore GVIT Money Market Fund - Class II
  2003             1.15% to 2.40%      15,999,562        9.85 to  9.57      156,575,786      0.18%       -0.97% to   -2.22%
  2002             1.15% to 1.60%      10,851,135        9.84 to  9.95      107,602,427      0.60%       -1.36% to   -0.46%
  2001             1.15% to 1.60%       1,379,982        9.98 to  9.99       13,783,612      0.09%       -0.23% to   -0.06%(a)(b)
Gartmore GVIT Nationwide(R) Fund - Class III
  2003             1.15% to 2.05%          79,403       10.22 to 10.06          805,109      0.84%       26.02% to   24.86%
  2002             1.15% to 1.60%          49,230        8.06 to  8.11          398,598      0.83%      -19.44% to  -18.90%(a)(b)
Gartmore GVIT Small Cap Growth Fund - Class III
  2003             1.15% to 2.05%         103,064        9.53 to  9.37          977,782      0.00%       32.56% to   31.32%
  2002             1.35% to 1.55%           2,437        7.17 to  7.18           17,485      0.00%      -28.31% to  -28.22%(a)(b)
Gartmore GVIT Small Cap Value Fund - Class III
  2003             1.15% to 2.05%         200,087       11.06 to 10.88        2,202,929      0.00%       54.98% to   53.55%
  2002             1.15% to 1.60%           8,822        7.09 to  7.14           62,803      0.08%      -29.14% to  -28.64%(a)(b)
Gartmore GVIT Small Company Fund - Class III
  2003             1.15% to 2.05%         106,111       10.95 to 10.77        1,154,499      0.00%       39.37% to   38.10%
  2002             1.15% to 1.35%           6,534        7.84 to  7.85           51,303      0.00%      -21.56% to  -21.45%(a)(b)
Rydex Variable Trust - Arktos Fund
  2003             1.15% to 2.05%       1,101,548        5.67 to  5.54        6,187,096      2.02%      -38.09% to  -38.73%
  2002             1.15% to 1.60%         752,772        9.04 to  9.15        6,858,467      2.03%       31.06% to   32.31%
  2001                 1.35%                3,558            6.91                24,597      0.00%           -30.87%       (a)(b)
Rydex Variable Trust - Banking Fund
  2003             1.15% to 2.40%       1,030,036       13.16 to 12.80       13,385,712      0.52%       30.23% to   28.61%
  2002             1.15% to 1.60%          91,507        9.99 to 10.10          921,809      0.60%       -2.78% to   -1.92%
  2001             1.15% to 1.40%           9,088       10.30 to 10.30           93,629      0.00%        2.96% to    3.03%(a)(b)

                      CONTRACT                                                            INVESTMENT
                      EXPENSE                              UNIT             CONTRACT        INCOME            TOTAL
                       RATE*             UNITS          FAIR VALUE       OWNERS' EQUITY     RATIO**         RETURN***
                  --------------      -----------     ----------------   --------------   -----------  -------------------
Rydex Variable Trust - Basic Materials Fund
  2003             1.15% to 2.40%       1,218,961     $ 12.48 to 12.13   $   15,104,537      0.02%       29.95% to   28.26%
  2002             1.15% to 1.55%          31,224        9.52 to  9.60          298,922      1.89%      -14.34% to  -13.75%
  2001             1.35% to 1.40%             192       11.13 to 11.13            2,137      0.00%       11.28% to   11.30%(a)(b)
Rydex Variable Trust - Biotechnology Fund
  2003             1.15% to 2.40%         979,925        8.68 to  8.42        8,402,662      0.00%       40.48% to   38.67%
  2002             1.15% to 1.60%          58,384        6.10 to  6.18          359,610      0.00%      -46.58% to  -45.98%
  2001             1.15% to 1.40%           3,359       11.43 to 11.44           38,404      0.00%       14.29% to   14.36%(a)(b)
Rydex Variable Trust - Consumer Products Fund
  2003             1.15% to 2.40%         498,453       11.89 to 11.55        5,859,949      0.08%       20.46% to   18.93%
  2002             1.15% to 1.60%         131,223        9.76 to  9.87        1,290,505      0.06%       -5.56% to   -4.72%
  2001                 1.35%                  109           10.35                 1,128      0.00%             3.51%       (a)(b)
Rydex Variable Trust - Electronics Fund
  2003             1.15% to 2.40%       1,114,654       12.16 to 11.80       13,425,457      0.00%       67.87% to   65.57%
  2002             1.15% to 1.60%          35,621        7.16 to  7.24          257,310      0.00%      -49.30% to  -48.81%
  2001             1.15% to 1.40%           4,181       14.14 to 14.15           59,125      0.00%       41.37% to   41.45%(a)(b)
Rydex Variable Trust - Energy Fund
  2003             1.15% to 2.40%       1,407,669       10.72 to 10.42       14,938,467      0.00%       21.60% to   20.05%
  2002             1.15% to 1.60%         158,402        8.72 to  8.82        1,394,943      0.00%      -15.31% to  -14.50%
  2001             1.35% to 1.40%             444       10.31 to 10.31            4,576      0.00%        3.07% to    3.09%(a)(b)
Rydex Variable Trust - Energy Services Fund
  2003             1.15% to 2.05%         285,215       11.81 to 11.58        3,352,149      0.00%        7.17% to    6.16%
  2002             1.15% to 1.60%          76,321       10.90 to 11.02          838,973      0.00%      -13.83% to  -13.09%
  2001             1.15% to 1.40%          33,477       12.67 to 12.68          424,310      0.00%       26.73% to   26.81%(a)(b)
Rydex Variable Trust - Financial Services Fund
  2003             1.15% to 2.40%         666,736       11.20 to 10.89        7,386,468      0.11%       27.44% to   25.82%
  2002             1.15% to 1.55%          59,788        8.71 to  8.79          524,297      0.00%      -16.68% to  -16.08%
  2001             1.15% to 1.40%           3,379       10.46 to 10.47           35,360      0.00%        4.64% to    4.70%(a)(b)
Rydex Variable Trust - Health Care Fund
  2003             1.15% to 2.40%       1,154,231        9.82 to  9.53       11,198,164      0.00%       28.28% to   26.66%
  2002             1.15% to 1.60%         131,266        7.56 to  7.65        1,001,779      0.00%      -22.98% to  -22.21%
  2001                  1.35%                  23            9.83                   226      0.00%            -1.66%       (a)(b)
Rydex Variable Trust - Internet Fund
  2003             1.15% to 2.40%       1,384,802       12.75 to 12.38       17,462,819      0.00%       62.50% to   60.47%
  2002             1.15% to 1.55%          43,471        7.77 to  7.84          340,198      0.00%      -44.45% to  -43.99%
  2001                  1.40%                  47           14.00                   658      0.00%            39.98%       (a)(b)
Rydex Variable Trust - Juno Fund
  2003             1.15% to 2.05%       1,091,091        9.85 to  9.79       10,726,393      0.00%       -1.48% to   -2.08%(a)(b)
Rydex Variable Trust - Large Cap Europe Fund
  2003             1.15% to 2.40%       1,241,111       11.08 to 10.75       13,657,286     25.55%       41.43% to   39.58%
  2002             1.15% to 1.55%         228,764        7.76 to  7.83        1,783,989      0.03%      -29.69% to  -29.18%
  2001             1.15% to 1.40%          35,296       11.05 to 11.05          389,892      0.00%       10.46% to   10.52%(a)(b)
Rydex Variable Trust - Large Cap Japan Fund
  2003             1.15% to 2.05%         458,873        9.69 to  9.48        4,412,984      0.00%       36.04% to   34.73%
  2002             1.15% to 1.35%         357,322        7.06 to  7.13        2,531,515      0.00%      -17.78% to  -17.16%
Rydex Variable Trust - Leisure Fund
  2003             1.15% to 2.40%         801,265       13.13 to 12.77       10,392,637      0.00%       33.34% to   31.62%
  2002             1.15% to 1.60%          56,410        9.74 to  9.85          553,680      0.00%      -16.47% to  -15.74%
  2001             1.15% to 1.35%           3,229       11.68 to 11.68           37,711      0.00%       16.79% to   16.85%(a)(b)
Rydex Variable Trust - Medius Fund
  2003             1.15% to 2.40%         983,334       13.89 to 13.50       13,556,655      0.00%       50.68% to   48.73%
  2002             1.15% to 1.60%         237,934        9.12 to  9.22        2,186,704      0.00%      -25.97% to  -25.31%
  2001             1.15% to 1.55%          35,445       12.32 to 12.34          437,151      0.00%       23.25% to   23.44%(a)(b)
Rydex Variable Trust - Mekros Fund
  2003             1.15% to 2.40%       5,186,476       13.17 to 12.79       67,947,607      9.37%       62.39% to   60.23%
  2002             1.15% to 1.60%       1,252,515        8.02 to  8.11       10,145,460      0.00%      -36.77% to  -36.19%
  2001             1.15% to 1.55%         651,243       12.69 to 12.71        8,278,549      0.00%       26.93% to   27.13%(a)(b)
Rydex Variable Trust - Nova Fund
  2003             1.15% to 2.20%       2,518,202        9.84 to  9.59       24,637,798      0.00%       37.59% to   36.04%
  2002             1.15% to 1.60%         540,045        7.07 to  7.15        3,846,631      5.87%      -37.09% to  -36.47%
  2001             1.15% to 1.40%          81,264       11.24 to 11.26          914,019      0.00%       12.38% to   12.57%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                      CONTRACT                                                            INVESTMENT
                      EXPENSE                              UNIT             CONTRACT        INCOME            TOTAL
                       RATE*             UNITS          FAIR VALUE       OWNERS' EQUITY     RATIO**         RETURN***
                  --------------      -----------     ----------------   --------------   -----------  -------------------
Rydex Variable Trust - OTC Fund
  2003             1.15% to 2.05%         833,609     $ 11.73 to 11.49   $    9,709,977      0.00%       43.75% to   42.42%
  2002             1.15% to 1.60%         248,795        8.07 to  8.16        2,022,792      0.00%      -40.14% to  -39.56%
  2001             1.15% to 1.40%          31,958       13.48 to 13.50          431,187      0.00%       34.82% to   35.02%(a)(b)
Rydex Variable Trust - Precious Metals Fund
  2003             1.15% to 2.40%         828,775       18.94 to 18.43       15,566,822      0.00%       39.28% to   37.61%
  2002             1.15% to 1.60%         518,500       13.45 to 13.60        7,029,828      0.00%       42.73% to   43.91%
  2001             1.15% to 1.60%           5,933        9.44 to  9.45           56,041      0.00%       -5.63% to   -5.52%(a)(b)
Rydex Variable Trust - Real Estate Fund
  2003             1.15% to 1.85%         158,221       13.18 to 12.98        2,074,868      3.65%       28.81% to   27.94%
  2002             1.15% to 1.60%         105,366       10.12 to 10.23        1,075,217      2.86%       -3.12% to   -2.25%
  2001             1.15% to 1.40%           5,572       10.45 to 10.47           58,317      1.92%        4.50% to    4.68%(a)(b)
Rydex Variable Trust - Retailing Fund
  2003             1.15% to 2.40%         557,769       12.22 to 11.87        6,728,717      0.00%       33.71% to   32.01%
  2002             1.15% to 1.60%          20,170        9.04 to  9.14          183,299      0.00%      -23.50% to  -22.81%
  2001                  1.35%              58,791           11.82               695,234      0.00%            18.18%       (a)(b)
Rydex Variable Trust - Sector Rotation Fund
  2003             1.15% to 2.05%         989,549        9.89 to  9.73        9,733,379      0.00%       28.41% to   27.20%
  2002             1.15% to 1.60%         412,002        7.65 to  7.70        3,167,162      0.00%      -23.51% to  -23.00%(a)(b)
Rydex Variable Trust - Technology Fund
  2003             1.15% to 2.40%       1,124,632       12.81 to 12.44       14,246,545      0.00%       59.47% to   57.46%
  2002             1.15% to 1.60%         125,977        7.96 to  8.03        1,009,366      0.00%      -40.28% to  -39.81%
  2001             1.15% to 1.40%           4,346       13.33 to 13.34           57,967      0.00%       33.33% to   33.41%(a)(b)
Rydex Variable Trust - Telecommunications Fund
  2003             1.15% to 2.40%       1,109,456        8.09 to  7.84        8,870,526      0.00%       32.14% to   30.47%
  2002             1.15% to 1.60%         146,026        6.04 to  6.12          891,274      0.00%      -40.98% to  -40.28%
  2001             1.35% to 1.40%             139       10.24 to 10.24            1,424      0.00%        2.42% to    2.44%(a)(b)
Rydex Variable Trust - Titan 500 Fund
  2003             1.15% to 2.05%       2,532,632        9.53 to  9.31       24,009,533      0.00%       53.16% to   51.61%
  2002             1.15% to 1.60%         240,214        6.14 to  6.22        1,489,970      0.00%      -47.18% to  -46.63%
  2001             1.35% to 1.60%           1,055       11.64 to 11.65           12,282      0.00%       16.40% to   16.47%(a)(b)
Rydex Variable Trust - Transportation Fund
  2003             1.15% to 2.40%         336,896       12.54 to 12.19        4,171,916      0.00%       19.13% to   17.60%
  2002             1.15% to 1.60%          37,312       10.44 to 10.53          391,786      0.00%      -13.28% to  -12.70%
  2001             1.35% to 1.40%             161       12.05 to 12.05            1,940      0.00%       20.49% to   20.51%(a)(b)
Rydex Variable Trust - U.S. Government Bond Fund
  2003             1.15% to 2.35%       1,181,842       11.07 to 10.78       12,990,386      2.96%       -2.21% to   -3.35%
  2002             1.15% to 1.60%       1,033,379       11.20 to 11.32       11,662,664      6.41%       16.18% to   17.23%
  2001             1.15% to 1.40%          36,066        9.65 to  9.66          348,097      0.34%       -3.50% to   -3.45%(a)(b)
Rydex Variable Trust - Ursa Fund
  2003             1.15% to 2.35%         562,511        8.24 to  8.01        4,600,851      0.00%      -24.53% to  -25.46%
  2002             1.15% to 1.60%         733,397       10.79 to 10.91        7,968,126      0.82%       19.17% to   20.24%
  2001             1.15% to 1.35%           6,489        9.07 to  9.08           58,873      0.00%       -9.28% to   -9.23%(a)(b)
Rydex Variable Trust - Utilities Fund
  2003             1.15% to 2.40%       1,290,262        7.69 to  7.46        9,829,647      2.41%       23.96% to   22.33%
  2002             1.15% to 1.60%         361,021        6.14 to  6.20        2,235,278      0.02%      -34.18% to  -33.60%
  2001             1.15% to 1.40%           6,401        9.32 to  9.34           59,735      0.00%       -6.75% to   -6.63%(a)(b)
Rydex Variable Trust - Velocity 100 Fund
  2003             1.15% to 2.05%       1,367,723        9.01 to  8.87       12,325,139     13.80%       96.36% to   94.23%
  2002             1.15% to 1.60%         367,836        4.57 to  4.63        1,699,948      0.00%      -70.20% to  -69.82%
  2001             1.15% to 1.60%           3,156       15.34 to 15.35           48,445      0.00%       53.36% to   53.53%(a)(b)
Smith Barney GSSF - Fundamental Value Portfolio
  2003                  1.30%               2,967           21.23                62,996      0.41%            36.84%
  2002                  1.30%               6,235           15.52                96,745      0.97%           -22.33%
  2001                  1.30%               7,263           19.98               145,090      0.69%            -6.51%
  2000                  1.30%               8,806           21.37               188,155      2.01%            18.93%
  1999                  1.30%              12,558           17.97               225,616      3.03%            20.36%
Smith Barney GSSF Intermediate High Grade Portfolio
  2000                  1.30%                 623           12.12                 7,549     11.55%             8.43%
  1999                  1.30%               1,363           11.18                15,232     10.07%            -4.95%

                      CONTRACT                                                            INVESTMENT
                      EXPENSE                              UNIT             CONTRACT        INCOME            TOTAL
                       RATE*             UNITS          FAIR VALUE       OWNERS' EQUITY     RATIO**         RETURN***
                  --------------      -----------     ----------------   --------------   -----------  -------------------
Smith Barney TSF - International All Cap Growth Portfolio
  2003                  1.30%               7,357     $      9.72        $       71,521       1.02%           25.80%
  2002                  1.30%               7,470            7.73                57,725       0.93%          -26.66%
  2001                  1.30%               8,169           10.54                86,073       0.00%          -32.07%
  2000                  1.30%              16,279           15.51               252,503       0.79%          -24.78%
  1999                  1.30%              11,801           20.62               243,354       0.30%           65.55%
Smith Barney TSF - Large Cap Value Portfolio
  2003                  1.30%             334,493           14.19             4,747,267       1.62%           25.94%
  2002                  1.30%             381,396           11.27             4,298,052       3.75%          -26.39%
  2001                  1.30%             432,693           15.31             6,623,958       0.07%           -9.37%
  2000                  1.30%              11,018           16.89               186,104       1.63%           11.65%
  1999                  1.30%              11,683           15.13               176,754       1.04%           -1.28%
Smith Barney TSF - Money Market Portfolio
  2003                  1.30%              24,081           12.39               298,317       0.65%           -0.65%
  2002                  1.30%              25,868           12.47               322,546       1.31%           -0.04%
  2001                  1.30%              37,571           12.47               468,668       0.21%            2.38%
  2000                  1.30%               1,148           12.18                13,987       2.38%            4.65%
  1999                  1.30%              11,647           11.64               135,599       3.65%            3.36%
Smith Barney VAF - The Income and Growth Portfolio
  2000                  1.30%             261,552           33.61             8,791,882       1.46%           12.26%
  1999                  1.30%             357,206           29.94            10,695,809       1.80%           -4.28%
Smith Barney VAF - The Reserve Account Portfolio
  2000                  1.30%               2,589           14.38                37,242       7.94%            3.68%
  1999                  1.30%               3,074           13.87                42,651       0.00%            2.05%
Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio
  2000                  1.30%              27,043           16.75               452,887       3.60%            3.35%
  1999                  1.30%              46,456           16.20               752,785       0.33%            1.22%
                                                                         --------------

2003 Reserves for annuity contracts in payout phase:                             75,047
                                                                         --------------
2003 Contract owners' equity                                             $  578,495,135
                                                                         ==============
2002 Reserves for annuity contracts in payout phase:                             74,923
                                                                         --------------
2002 Contract owners' equity                                             $  198,848,699
                                                                         ==============
2001 Reserves for annuity contracts in payout phase:                            124,444
                                                                         --------------
2001 Contract owners' equity                                             $   33,802,859
                                                                         ==============
2000 Reserves for annuity contracts in payout phase:                            167,611
                                                                         --------------
2000 Contract owners' equity                                             $   10,097,920
                                                                         ==============
1999 Reserves for annuity contracts in payout phase:                            177,284
                                                                         --------------
1999 Contract owners' equity                                             $   12,465,084
                                                                         ==============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS. OHIO 43215-2220

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